Other Net Income - Summary of Other Net Income (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other operating income [Line Items]
Government grants	¥ 4,209	¥ 4,129	¥ 4,348
(Losses)/gains on disposal of property, plant and equipment, net and construction in progress	57	140	602	[1]
Penalty income	142	273	216
Others	278	582	272
Other net income	4,686	5,124	5,438
-Aircraft and spare engines and relating construction in progress [member]
Disclosure of other operating income [Line Items]
(Losses)/gains on disposal of property, plant and equipment, net and construction in progress	(18)	34	584
-Other property, plant and equipment [member]
Disclosure of other operating income [Line Items]
(Losses)/gains on disposal of property, plant and equipment, net and construction in progress	¥ 75	¥ 106	¥ 18

[1]	The Group has initially applied IFRS 16 using the modified retrospective approach and adjusted the opening balances at January 1, 2019 to recognize right-of-use assets and lease liabilities relating to leases which were previously classified as operating leases under IAS 17. In the comparative periods in 2018, cash payments under operating leases made by the Group as a lessee of RMB9,920 million were included in operating cash outflows in the consolidated cash flow statements. Under IFRS 16, except for short-term lease payments and payments for leases of low value assets not included in the measurement of lease liabilities, all other rentals paid on leases are now split into capital element and interest element and classified as financing cash outflows and operating cash outflows, respectively. Under the modified retrospective approach, the comparative information is not restated. Further details on the impact of the transition to IFRS 16 are set out in Note 2(b).